Segmented information	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segmented information
Segmented information

25. Segment information

The Company’s operations comprise a single operating segment engaged in the cultivation, manufacturing, distribution and sale of cannabis within the State of California. All revenues were generated in the State of California for the three and nine months ended September 30, 2022 and 2021 and all property and equipment, right-of-use assets and intangible assets were located in the State of California.

30. Segmented information

The Company’s operations, beginning January 15, 2021, comprise a single operating segment engaged in the cultivation, manufacturing, distribution and sale of cannabis within the State of California. All revenues are generated in the State of California for the year ended December 31, 2021 (December 31, 2020 -$ nil) and all property and equipment, right-of-use assets and intangible assets are located in the State of California.